Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes Global Equity Income Fund (the “Global Equity Income Fund” or “Fund”) seeks long term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 23 of the Prospectus and “Additional Purchase and Redemption Information” on page B-75 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Global Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the Morgan Stanley All Country World Index (“MSCI ACWI”), either currently or based on forecasted dividend levels over the next three years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. The Fund will invest its assets in the equity securities of issuers located in at least three countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants and rights. Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets (including frontier securities markets).

Brandes Investment Partners, L.P., the Global Equity Income Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the values of the Global Equity Income Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Global Equity Income Fund are as follows:

●
Currency Risks – Because the Global Equity Income Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

●
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Income Fund invests.

●
Emerging Markets Risks – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

●	Stock Risks – The values of the Global Equity Income Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

●
Value Securities Risks – The Global Equity Income Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

●	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.brandesfunds.com or by calling the Fund toll-free at 1-800-395-3807.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-395-3807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	2.90%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	2.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.95%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,476
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.90%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	3.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.70%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,174
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	2.95%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	2.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 892

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. In addition, "Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
[3]	The Advisor has contractually agreed to limit the Global Equity Income Fund's Class A, Class C, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C and 1.00% for Class I, as percentages of the respective Fund classes' average daily net assets through January 31, 2016 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.
[4]	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.